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                     U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1 Name and address of issuer:          Diversified Investors Variable Funds
                                       4 Manhattanville Road
                                       Purchase, New York 10577



2 Name of each series or class of funds for which this notice is filed:



3 Investment Company Act File Number:          811-8264

  Securities Act File Number:                   33-73734

4 Last day of fiscal year for which this notice is filed:  December 31, 1995



5 Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year but before termination of
  the issuer's 24f-2 declaration:                                Not applicable

6 Date of termination of issuer's declaration under rule
  24f-2(a)(1), if applicable (see instruction A.6):              Not applicable


7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                               Shares           Amount
                                               ------           ------
                                               00,000          $000,000


8 Number and amount of scurities registered during the fiscal year other
  than pursuant to rule 24f-2:                          None

9 Number and aggregate sale price of securities sold during the fiscal year:

                                               Shares           Amount
                                               ------           ------
                                              11,833,472     $124,870,990

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration of rule 24f-2:

                                              11,833,472     $124,870,990


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11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                 0,000              00,000


12 Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the
   fiscal year in reliance on rule 24f-2 (from Item 10)         $124,870,990

   (ii) Aggregate price of shares issued in connection
   with dividends reinvestment plans (from item 11, if
   applicable):                                                            0

   (iii) Aggregate price of shares redeemed or
   repurchased during the fiscal year (if applicable):            42,777,142

   (iv) Aggregate price of shares redeemed or
   repurchased and previously applied as a reduction to
   filing fees pursuant to rule 24e-2 (if applicable):                    0

   (v) Net aggregate price of securities sold and issued
   during the fiscal year in reliance on rule 24f-2 (line
   (i), plus line (ii), less line (iii), plus line (iv))
   (if applicable)                                               82,093,848

   (vi) Multiplier prescribed by Section 6(b) of the
   Securities Act of 1933 or other applicable law or                   2900
   regulation (see instruction C.8):

   (vii) Fee due line (i) or line (v) multipled by line (vi):    $28,308.22

   Instruction: Issuers should complete lines (ii), (iii),
   (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
   See instruction C.3.


13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   section 3a of the Commission's Rules of Informal                   X
   and Other Procedures (17 CRF 202.3a):                        --------------

   Date of mailing or wire transfer of filing fees
   to the Commission's lockbox depository:                   February 22, 1996

-------------------------------------------------------------------------------

                             SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

   By (Signature and Title)                 /s/ Tom A. Schlessberg
                                   --------------------------------------------
                                              Director and President

   Date February 23, 1996
        ------------------

   Please print the name and title of the signing officer below the signature

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                                       Sheet 3
24F Fees
Diversified Investors Variable Funds
For Year Ended 12/31/95


                                                                           Government
                                             Money          Intermediate   Corporate      Balanced       Equity
                                             Market         Government     Bond           Fund           Income
                                             Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                             ----------     ----------     ----------     ----------     ----------
From unit transactions
Issuance of units                           $12,706,887     $11,817,737    $ 6,353,831    $32,300,710   $ 61,691,825
Value of units redeemed                      (6,640,069)     (2,696,134)    (1,845,514)    (8,928,089)   (22,667,336)
                                            ------------     -----------    -----------    ------------   ------------
Net change                                    6,066,818       9,121,603      4,508,317     23,372,621     39,024,489
                                            ------------     -----------    -----------    ------------   ------------

                                                                                          Schudder
                                             Growth &       Special        Calvert        International
                                             Income         Equity         Series         Equity Sales
                                             Subaccount     Subaccount     Subaccount     Subaccount        Total
                                             ----------     ----------     ----------     -------------     ------
From unit transactions
Issuance of units                           $4,932,557       $9,355,594     $ 9,140,477    $5,377,149        $124,870,990
Value of units redeemed                      ((680,846)        (897,441)     (2,268,091)     (826,569)        (42,777,142)
                                            ------------     -----------    ------------   ----------        ------------
Net change                                   4,251,711        8,458,153       6,872,386     4,550,580          82,093,848
                                            ------------     -----------    ------------   ----------        ------------

Total Change                                $82,093,848
1/29 of 1%                                  $ 28,308.22


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